NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED COMPANIES

The Company’s initial marketing efforts are in the Eastern China market with the intention of developing a nationwide marketing network. The Company has developed a reputation of excellence in product quality and after sales service.

Name of Consolidated Companies	Domicile and Date of Incorporation	Paid in Capital	Percentage of Effective Ownership	Percentage Principal Activities
Tian’an Technology Group Ltd.	April 8, 2021, British Virgin Islands	USD $0	89% owned by Mr. Heng Fei Yang	Investment holding
Tian’an Technology Group (HK) Limited (formerly Yunke Jingrong Information Technology Co., Ltd.)	October 27, 2021, Hong Kong	USD $0	100% owned by Tian’an	Investment holding and limited sales of healthcare products
Shanghai Qige Power Technology Co., Ltd.	August 10, 2016, PRC	USD $0	100% owned by Tian’an HK	Sales of healthcare products
Henan Qige Power Artificial Intelligence Technology Co., Ltd.	September 25, 2024, PRC	RMB $100,000	100% owned by Tian’an HK	Artificial intelligence software development and healthcare services

SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES

	December 31,
	2025	2024
Year ended RMB: USD Exchange rate	6.9937	7.1884
Average yearly RMB: USD Exchange rate	7.1862	7.1217

	December 31,
	2025	2024
Year ended HKD: USD Exchange rate	7.7832	7.7688
Average yearly HKD: USD Exchange rate	7.7959	7.8029